Transactions involving the Company's warrants (Details)	Number of warrants	Weighted - AverageExercise Price
Warrants exercisable at Dec. 31, 2013	1,226,622	0.28
Outstanding Warrants at Dec. 31, 2013	1,226,622	0.28
Granted Warrants	300,000	0.20
Warrants exercisable at Sep. 30, 2014	1,526,622	0.27
Outstanding Warrants at Sep. 30, 2014	1,526,622	0.27